Inventories	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Inventories
10.	Inventories

(1)	Details of inventories as of December 31, 2020 and 2019 are as follows:

(In millions of won)
	December 31, 2020				December 31, 2019
	Acquisition cost		Write- down	Carrying amount	Acquisition cost	Write- down	Carrying amount
Merchandise	￦	172,762	(10,566)	162,196	162,485	(14,557)	147,928
Finished goods		3,730	(1,879)	1,851	4,264	(2,265)	1,999
Work in process		2,579	(818)	1,761	2,674	(539)	2,135
Raw materials		11,921	(6,905)	5,016	12,369	(7,967)	4,402
Supplies		619	—	619	7,112	(694)	6,418

	￦	191,611	(20,168)	171,443	188,904	(26,022)	162,882

(2)	The amount of the inventory write-downs and write-off of inventories charged to statement of income are as follows:

(In millions of won)
	2020		2019	2018
Charged to cost of products that have been resold	￦	(1,560)	15,019	2,509
Write-off upon sale		(3,312)	(1,101)	(2,396)
There are no significant reversals of inventory write-downs for the periods presented.

(3)
Inventories recognized as operating expenses for the years ended December 31, 2020, 2019, and 2018 are ￦1,385,016 million, ￦1,498,249 million, and ￦1,411,986 million, respectively, which are included in the cost of goods sold.